Income Taxes - Summary of Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forward	$ 98,852	$ 95,150
Property and equipment	(74)	(74)
Stock-based compensation	154,631	140,906
Other	12,777	0
Deferred tax assets before valuation allowance	266,186	235,982
Valuation allowance	(244,310)	(216,988)
Deferred tax assets, net of valuation allowance	21,876	18,994
Deferred tax liabilities:
Outside basis difference	2,308	1,911
Intangible assets	32,178	32,418
Deferred tax liabilities	34,486	34,329
Net deferred tax liabilities	$ (12,610)	$ (15,335)